Restructuring charges (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Feb. 28, 2022	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Expense of restructuring activities				$ 35,747
Four Employees [Member]
IfrsStatementLineItems [Line Items]
Expense of restructuring activities	$ 35,747